Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	4.85864%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,532,417.55

Principal:
Principal Collections	$19,462,158.99
Prepayments in Full	$7,446,934.76
Liquidation Proceeds	$263,820.14
Recoveries	$136,911.95
Sub Total	$27,309,825.84
Collections	$28,842,243.39

Purchase Amounts:
Purchase Amounts Related to Principal	$155,672.40
Purchase Amounts Related to Interest	$934.12
Sub Total	$156,606.52

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,998,849.91

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	30
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,998,849.91
Servicing Fee	$430,475.21	$430,475.21	$0.00	$0.00	$28,568,374.70
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,568,374.70
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$28,568,374.70
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$28,568,374.70
Interest - Class A-3 Notes	$767,461.58	$767,461.58	$0.00	$0.00	$27,800,913.12
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$27,199,699.62
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,199,699.62
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$27,001,140.37
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,001,140.37
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$26,863,810.87
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,863,810.87
Regular Principal Payment	$24,650,709.21	$24,650,709.21	$0.00	$0.00	$2,213,101.66
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,213,101.66
Residual Released to Depositor	$0.00	$2,213,101.66	$0.00	$0.00	$0.00
Total		$28,998,849.91

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,650,709.21
Total					$24,650,709.21

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,650,709.21	$47.49	$767,461.58	$1.48	$25,418,170.79	$48.97
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$24,650,709.21	$15.61	$1,704,563.83	$1.08	$26,355,273.04	$16.69

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$205,570,066.23	0.3960582	$180,919,357.02	0.3485653
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$441,690,066.23	0.2797383	$417,039,357.02	0.2641262

Pool Information
Weighted Average APR	3.615%	3.638%
Weighted Average Remaining Term	31.87	31.16
Number of Receivables Outstanding	27,786	26,968
Pool Balance	$516,570,257.68	$488,875,286.11
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$476,280,729.24	$451,214,595.45
Pool Factor	0.2959774	0.2801091

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$37,660,690.66
Targeted Overcollateralization Amount	$71,835,929.09
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$71,835,929.09

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		79	$366,385.28
(Recoveries)		85	$136,911.95
Net Loss for Current Collection Period			$229,473.33
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5331%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1830%
Second Prior Collection Period			0.7287%
Prior Collection Period			0.8771%
Current Collection Period			0.5478%
Four Month Average (Current and Prior Three Collection Periods)			0.5841%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,089	$11,639,283.83
(Cumulative Recoveries)			$1,680,725.06
Cumulative Net Loss for All Collection Periods			$9,958,558.77
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5706%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,571.70
Average Net Loss for Receivables that have experienced a Realized Loss			$4,767.14

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.45%	260	$7,069,687.57
61-90 Days Delinquent	0.23%	35	$1,127,098.94
91-120 Days Delinquent	0.08%	14	$397,543.30
Over 120 Days Delinquent	0.16%	27	$797,369.27
Total Delinquent Receivables	1.92%	336	$9,391,699.08

Repossession Inventory:
Repossessed in the Current Collection Period		13	$390,052.45
Total Repossessed Inventory		19	$582,233.81

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3427%
Prior Collection Period			0.3167%
Current Collection Period			0.2818%
Three Month Average			0.3137%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4750%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	30

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	73	$2,128,023.38
2 Months Extended	113	$3,137,972.63
3+ Months Extended	16	$443,979.59

Total Receivables Extended	202	$5,709,975.60
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer